UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09721

Fixed Income SHares
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(Exact name of registrant as specified in charter)

     1345 Avenue of the Americas, New York, NY 10105
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(Address of principal executive offices) (Zip code)

PA Fund Management LLC
1345 Avenue of the Americas, New York, NY 10105
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: October 31

Date of reporting period: July 1, 2003 - June 30, 2004

Item 1. Proxy Voting Record

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Fixed Income SHares
Form N-PX Proxy Voting Record-Item 1
7/1/03-6/30/04

Fixed Income SHares
Series M
Vote Cast
			Security					"For" or
	Exchange		Holder		Proposal by		Voting Result:	"Against"
	Ticker		Meeting		Issuer or		For, Against,	Management
Security Issuer Name	Symbol	Cusip or Isin	Date	Matter Voted On	Security Holder	Vote Cast(Y/N?)	Abstain	or "Abstain"
Washington Mutual	N/A	929227TS5	07/18/03	Consent to Amend Pooling And Service Agreement	Issuer	Y	For	For
Station Casinos, Inc.	N/A	857689AM5	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
Williams Co.	N/A	068480AA0	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
CMS Panhandle Holding Co.	N/A	12589YAD1	N/A	Consent to the amendments in the Indenture	Issuer	Y	For	For
CMS Panhandle Holding Co.	N/A	12589YAF6	N/A	Consent to the amendments in the Indenture	Issuer	Y	For	For
QWEST	N/A	74913EAH3	N/A	Consent to the amendments in the Indenture	Issuer	Y	Abstain	Abstain

Series C
No Records to Report

Series R
No Records to Report

Allianz Dresdner Daily Asset Fund
No Records to Report

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fixed Income SHares

By (Signature and Title)* /s/ Brian S. Shlissel
                          Brian S. Shlissel, President & Chief Executive Officer

Date August 25, 2004